DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees and other deferred financing charges	$ 20,677	$ 19,684
Accumulated amortization	(6,407)	(4,661)
Deferred charges	14,270	15,023
Amortization of deferred charges	$ 5,828	$ 1,123	$ 931